Income Taxes - Deferred Tax Assets And Liabilities Due To Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Reserve for receivables, current	$ 411	$ 267
Accrued liabilities and inventory reserves, current	6,019	6,746
Net operating loss carryforward, current		4,566
Unrealized losses on interest rate swap contracts, current	8,971	11,365
Other, current	1,043	1,503
Subtotal, current	16,444	24,447
Valuation allowance	(100)	(144)
Current deferred tax assets	16,344	24,303
Net operating loss carryforward, non-current	17,282	15,326
Unrealized loss on derivative instruments, non-current	8,411	10,078
Stock-based compensation, non-current	10,755	8,057
Asset retirement obligations, non-current	3,042	2,757
Tangible and intangible assets, non-current	17,322	26,107
Deferred revenue, non-current	434	497
Other, non-current	5,593	4,536
Subtotal, non-current	62,839	67,358
Valuation allowance	(12,221)	(13,580)
Non-current deferred tax assets	50,618	53,778
Tangible and intangible assets, non-current	(60,418)	(59,035)
Asset retirement obligations, non-current	(123)	(173)
Non-current deferred tax liability	(60,541)	(59,208)
Net deferred tax asset	$ 6,421	$ 18,873